INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 0.3%
590	Curtiss-Wright Corporation	$413,195

	APPAREL & TEXTILE PRODUCTS - 0.7%
3,140	Deckers Outdoor Corporation(a)	368,228
132	Hermes International SCA	319,740
56,955	PRADA SpA	323,965
		1,011,933
	ASSET MANAGEMENT - 0.9%
7,556	3i Group PLC	338,298
7,094	Brookfield Corporation	311,117
4,181	Julius Baer Group Ltd.	356,764
266	Partners Group Holding A.G.	296,663
		1,302,842
	AUTOMOTIVE - 2.1%
7,211	BorgWarner, Inc.	415,137
4,129	Continental A.G.	356,913
23,912	Denso Corporation	344,520
885	Ferrari N.V.	336,229
142,418	Geely Automobile Holdings Ltd.	293,997
8,224	Mahindra & Mahindra Ltd.	311,690
1,767	Samsung SDI Company Ltd.(a)	571,603
2,899	Toyota Industries Corporation	375,544
		3,005,633
	BANKING - 4.9%
1,081,624	Bank Mandiri Persero Tbk P.T.	340,062
5,774	Bank Polska Kasa Opieki S.A.	365,531
1,507,181	Bank Rakyat Indonesia Persero Tbk P.T.	351,238
3,054	Commonwealth Bank of Australia	379,565
6,577	Danske Bank A/S	343,331
153	First Citizens BancShares, Inc., Class A	290,417
347,465	First Financial Holding Company Ltd.	331,109
35,409	Grupo Financiero Banorte SAB de CV	402,645
47,390	Intesa Sanpaolo SpA	326,895
22,044	KakaoBank Corporation	415,463

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 4.9% (Continued)
2,510	KBC Group N.V.	$340,641
11,635	National Australia Bank Ltd.	405,941
3,086	OTP Bank Nyrt	380,427
13,906	Powszechna Kasa Oszczednosci Bank Polski S.A.	359,841
12,071	Regions Financial Corporation	335,936
74,876	SCB X PCL	357,745
3,469	SouthState Bank Corporation	342,286
18,964	Standard Bank Group Ltd.	382,708
12,040	United Overseas Bank Ltd.	351,909
3,896	Western Alliance Bancorp	312,927
		7,116,617
	BEVERAGES - 0.3%
2,132	Coca-Cola Consolidated, Inc.	431,517

	BIOTECH & PHARMA - 2.5%
2,631	Celltrion, Inc.	435,594
6,260	Chugai Pharmaceutical Company Ltd.	419,097
2,857	CSL Ltd.	298,429
1,034	Genmab A/S(a)	302,259
57,882	H Lundbeck A/S	318,538
3,334	Incyte Corporation(a)	337,634
2,340	Neurocrine Biosciences, Inc.(a)	309,465
15,246	Roivant Sciences Ltd.(a)	441,220
8,458	Royalty Pharma plc, Class A	390,844
1,183	UCB S.A.	352,844
		3,605,924
	CHEMICALS - 4.4%
4,727	Akzo Nobel N.V.	333,164
2,322	Albemarle Corporation	414,872
4,287	CF Industries Holdings, Inc.	426,728
788,040	Chandra Asri Pacific Tbk P.T.	314,690
36,434	Clariant A.G.	399,277
8,893	Croda International plc	370,831
475	EMS-Chemie Holding A.G.	394,814

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CHEMICALS - 4.4% (Continued)
21,003	Evonik Industries A.G.	$367,224
83	Givaudan S.A.	333,822
7,553	LyondellBasell Industries N.V., Class A	434,449
5,254	Nutrien Ltd.	395,167
3,139	RPM International, Inc.	358,223
10,271	Solvay S.A.	336,579
4,057	Syensqo S.A.	231,986
4,074	Symrise A.G.	373,639
4,404	Westlake Corporation	464,093
8,026	Yara International ASA	405,753
		6,355,311
	COMMERCIAL SUPPORT SERVICES - 2.0%
22,201	ALS Ltd.	404,833
10,316	Bureau Veritas SA	358,786
1,732	Cintas Corporation	348,357
5,294	Intertek Group plc	336,913
1,536	Republic Services, Inc.	351,744
5,457	Rollins, Inc.	332,277
2,871	SGS S.A.	362,245
1,485	Waste Management, Inc.	357,647
		2,852,802
	CONSTRUCTION MATERIALS - 1.7%
1,017	Carlisle Companies, Inc.	401,482
3,355	Holcim A.G.	309,324
522	Martin Marietta Materials, Inc.	353,170
56,514	Siam Cement PCL (The)	409,113
1,604	Sika A.G.	332,784
1,142	Vulcan Materials Company	354,020
9,164	Wienerberger A.G.	301,169
		2,461,062
	CONTAINERS & PACKAGING - 1.0%
2,687	AptarGroup, Inc.	386,149
9,435	Huhtamaki OYJ	352,906
8,300	International Paper Company	361,465

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CONTAINERS & PACKAGING - 1.0% (Continued)
1,583	Packaging Corp of America	$367,478
		1,467,998
	DATA CENTER REIT - 0.3%
2,109	Digital Realty Trust, Inc.	373,715

	DIVERSIFIED INDUSTRIALS - 0.8%
6,527	Alfa Laval A.B.	386,922
1,667	Dover Corporation	375,909
371	Parker-Hannifin Corporation	374,406
		1,137,237
	ELECTRIC UTILITIES - 5.6%
8,541	CenterPoint Energy, Inc.	371,534
36,794	CLP Holdings Ltd.	348,969
4,683	CMS Energy Corporation	365,602
17,401	E.ON S.E.	404,837
71,764	EDP - Energias de Portugal S.A.	383,126
23,383	EDP Renovaveis S.A.	369,307
9,131	Endesa S.A.	373,163
3,473,494	Enel Americas S.A.	312,434
31,610	Enel SpA	380,934
3,532	Entergy Corporation	378,313
4,505	Evergy, Inc.	376,888
1,094,609	First Gen Corporation	347,983
6,323	Fortis, Inc.	363,758
15,434	Fortum OYJ	361,446
15,204	Iberdrola S.A.	360,374
7,664	OGE Energy Corporation	376,609
6,200	RWE A.G.	399,749
11,166	SSE PLC	404,666
30,992	Terna - Rete Elettrica Nazionale	373,707
116,126	Vector Ltd.	333,719
4,526	Verbund A.G.	322,636
3,108	WEC Energy Group, Inc.	363,512
		8,073,266

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ELECTRICAL EQUIPMENT - 3.5%
4,868	A O Smith Corporation	$379,704
4,405	ABB Ltd.	411,518
1,593	AMETEK, Inc.	381,077
2,421	Amphenol Corporation, Class A	353,611
3,779	Bloom Energy Corporation, Class A(a)	588,278
59,944	Delta Electronics Thailand PCL	538,090
4,633	Kone OYJ, Class B	350,638
3,789	Nextpower, Inc., Class A(a)	398,224
1,189	Schneider Electric S.E.	388,930
842	Trane Technologies PLC	389,273
4,145	Trimble, Inc.(a)	277,176
2,007	Vertiv Holdings Company, Class A	511,565
		4,968,084
	ENGINEERING & CONSTRUCTION - 1.2%
20,263	AFRY A.B.	303,330
534	EMCOR Group, Inc.	386,946
5,043	Ferrovial S.E.	376,541
39,098	Worley Ltd.	315,567
1,811	WSP Global, Inc.	306,795
		1,689,179
	ENTERTAINMENT CONTENT - 0.2%
59,702	Bollore S.E.	349,785

	FOOD - 2.4%
15,557	Ajinomoto Company, Inc.	494,907
18,920	Conagra Brands, Inc.	364,210
101,225	Grupo Bimbo S.A.B. de C.V.	367,952
7,861	Lamb Weston Holdings, Inc.	378,822
6,017	Mondelez International, Inc., Class A	370,527
141,842	Premier Foods PLC	377,363
65,118	Tate & Lyle plc	330,513
11,752	The Campbell’s Company	316,716
137,192	Wilmar International Ltd.	381,791
		3,382,801

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
35,179	Suzano S.A.	$398,632
11,319	UPM-Kymmene OYJ	361,020
		759,652
	GAS & WATER UTILITIES - 2.0%
2,515	American Water Works Company, Inc.	342,115
1,956	Atmos Energy Corporation	365,361
8,577	Essential Utilities, Inc.	342,823
69,801	Hera SpA	365,220
361,971	Hong Kong & China Gas Company Ltd.	352,099
10,859	Naturgy Energy Group S.A.	338,132
7,842	NiSource, Inc.	370,927
49,611	Snam SpA	386,495
		2,863,172
	HEALTH CARE FACILITIES & SERVICES - 1.0%
5,729	Fresenius S.E. & Company KGaA	344,728
3,565	HealthEquity, Inc.(a)	272,687
1,802	ICON plc(a)	194,868
1,448	IQVIA Holdings, Inc.(a)	258,917
1,932	Molina Healthcare, Inc.(a)	297,625
		1,368,825
	HEALTH CARE REIT - 1.0%
6,666	Alexandria Real Estate Equities, Inc.	360,231
20,382	Healthpeak Properties, Inc.	360,354
4,182	Ventas, Inc.	360,321
1,754	Welltower, Inc.	363,288
		1,444,194
	HOME & OFFICE PRODUCTS - 0.2%
5,635	SEB S.A.	347,400

	HOME CONSTRUCTION - 1.5%
1,715	Armstrong World Industries, Inc.	297,553
2,266	DR Horton, Inc.	363,444
421	Geberit A.G.	354,858
3,007	Mohawk Industries, Inc.(a)	376,687

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HOME CONSTRUCTION - 1.5% (Continued)
45	NVR, Inc.(a)	$338,301
2,792	PulteGroup, Inc.	383,061
		2,113,904
	HOTEL REIT - 0.2%
18,030	Host Hotels & Resorts, Inc.	353,208

	HOUSEHOLD PRODUCTS - 0.5%
2,995	Beiersdorf A.G.	381,147
1,842	LG H&H Company Ltd.	341,407
		722,554
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.5%
1,598	Chart Industries, Inc.(a)	331,265
809	Valmont Industries, Inc.	372,084
		703,349
	INDUSTRIAL REIT - 0.7%
15,917	Goodman Group	327,856
2,556	Prologis, Inc.	364,409
8,300	Rexford Industrial Realty, Inc.	311,001
		1,003,266
	INDUSTRIAL SUPPORT SERVICES - 1.3%
1,263	Applied Industrial Technologies, Inc.	356,899
4,767	Ashtead Group PLC	342,180
8,069	Fastenal Company	371,497
404	United Rentals, Inc.	339,360
961	Watsco, Inc.	401,053
		1,810,989
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
129,909	B3 S.A. - Brasil Bolsa Balcao	454,114
1,296	Cboe Global Markets, Inc.	388,437
1,424	Coinbase Global, Inc., Class A(a)	250,410
1,254	Deutsche Boerse A.G.	344,520
960	Evercore, Inc., Class A	296,486
6,281	Hong Kong Exchanges & Clearing Ltd.	336,395
5,073	Interactive Brokers Group, Inc., Class A	361,147

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.1% (Continued)
2,021	Intercontinental Exchange, Inc.	$331,707
2,735	London Stock Exchange Group plc	326,587
		3,089,803
	INSURANCE - 4.3%
31,431	AIA Group Ltd.	348,726
4,609	ASR Nederland N.V.	334,764
49,825	BB Seguridade Participacoes S.A.	338,329
4,111	Brown & Brown, Inc.	295,252
1,999	Cincinnati Financial Corporation	327,796
39,587	Dai-ichi Life Insurance Co. Ltd.	408,381
1,146	Erie Indemnity Company, Class A	308,778
171	Fairfax Financial Holdings Ltd.	294,329
1,577	Intact Financial Corporation	304,474
93,551	Legal & General Group plc	342,063
3,106	Loews Corporation	341,722
152	Markel Group, Inc.(a)	315,015
6,156	Power Corp of Canada	309,244
1,434	Progressive Corporation (The)	306,388
21,267	Prudential PLC	326,036
27,163	Sampo OYJ, A Shares	301,461
285	Swiss Life Holding A.G.	326,750
12,585	Tryg A/S	311,662
4,658	W R Berkley Corporation	333,979
		6,175,149
	INTERNET MEDIA & SERVICES - 0.6%
4,900	Naspers Ltd.	272,435
5,310	Prosus N.V.	273,127
2,675	REA Group Ltd.	316,793
		862,355
	MACHINERY - 5.4%
3,149	AGCO Corporation	429,839
4,204	ANDRITZ A.G.	365,533
571	Caterpillar, Inc.	424,156
3,652	Donaldson Company, Inc.	338,760

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MACHINERY - 5.4% (Continued)
8,481	FANUC Corporation	$386,292
4,855	GEA Group AG	378,230
3,969	Graco, Inc.	372,768
4,089	Ingersoll Rand, Inc.	384,938
4,111	KION Group A.G.	281,875
2,066	Krones A.G.	324,835
1,355	Lincoln Electric Holdings, Inc.	388,953
18,732	Metso Outotec OYJ	392,068
1,352	Nordson Corporation	396,731
2,316	Regal Rexnord Corporation	511,789
10,111	Sandvik A.B.	447,465
948	SMC Corporation	457,837
943	Snap-on, Inc.	363,262
24,433	TOMRA Systems ASA	302,185
4,148	Toro Company (The)	410,071
37,297	WEG S.A.	361,591
		7,719,178
	MEDICAL EQUIPMENT & DEVICES - 2.9%
2,085	Align Technology, Inc.(a)	396,358
17,087	Baxter International, Inc.	348,061
1,083	Bio-Rad Laboratories, Inc., Class A(a)	301,551
3,835	Coloplast A/S - Series B	295,954
1,036	EssilorLuxottica S.A.	275,809
4,424	Hologic, Inc.(a)	333,393
483	IDEXX Laboratories, Inc.(a)	317,201
1,149	Insulet Corporation(a)	283,355
233	Mettler-Toledo International, Inc.(a)	318,439
1,260	Sonova Holding A.G.	330,906
1,291	STERIS plc	325,784
2,791	Straumann Holding A.G.	336,178
1,191	West Pharmaceutical Services, Inc.	302,919
		4,165,908
	METALS & MINING - 3.3%
1,912	Agnico Eagle Mines Ltd.	480,285

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	METALS & MINING - 3.3% (Continued)
7,392	Antofagasta plc	$425,201
10,923	BHP Group Ltd.	454,101
22,342	Fortescue Ltd.	336,164
1,581	Franco-Nevada Corporation	441,892
6,415	Freeport-McMoRan, Inc.	436,733
3,351	Rio Tinto Ltd.	399,091
2,286	Southern Copper Corporation	499,092
186,993	United Tractors Tbk P.T.	318,751
3,783	Valterra Platinum Limited	442,955
2,772	Wheaton Precious Metals Corporation	451,710
		4,685,975
	MULTI ASSET CLASS REIT - 0.3%
5,052	WP Carey, Inc.	377,132

	OFFICE REIT - 0.2%
4,761	BXP, Inc.	274,138

	OIL & GAS PRODUCERS - 6.9%
12,934	Aker BP ASA	389,306
13,351	APA Corporation	405,470
9,687	Canadian Natural Resources Ltd.	423,771
19,276	Cenovus Energy, Inc.	429,470
12,416	Coterra Energy, Inc.	379,805
1,238	Delek Group Ltd.	378,680
8,956	Devon Energy Corporation	389,855
2,180	Diamondback Energy, Inc.	379,494
46,614	ENEOS Holdings, Inc.	444,156
17,385	Eni SpA	403,972
3,121	EOG Resources, Inc.	387,254
14,020	Equinor ASA	415,211
2,944	Expand Energy Corporation	317,716
16,502	Inpex Corporation	401,547
11,957	Kinder Morgan, Inc.	397,809
36,841	MOL Hungarian Oil & Gas plc	407,599

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	OIL & GAS PRODUCERS - 6.9% (Continued)
5,905	OMV A.G.	$382,544
4,467	ONEOK, Inc.	369,734
12,321	ORLEN S.A.	395,378
80,628	Santos Ltd.	387,933
1,776	Targa Resources Corporation	418,781
4,975	TotalEnergies S.E.	395,695
7,259	Tourmaline Oil Corporation	340,811
2,000	Valero Energy Corporation	409,280
21,080	Woodside Energy Group Ltd.	424,751
		9,876,022
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
11,575	Halliburton Company	416,700
8,554	SLB Ltd.	439,162
		855,862
	REAL ESTATE OWNERS & DEVELOPERS - 1.4%
356,441	New World Development Company Ltd.(a)	494,793
853,554	SM Prime Holdings, Inc.	318,104
13,123	Sumitomo Realty & Development Company Ltd.	444,366
122,676	Swire Properties Ltd.	423,379
11,434	Vonovia S.E.	387,802
		2,068,444
	RENEWABLE ENERGY - 0.2%
1,248	First Solar, Inc.(a)	246,106

	RESIDENTIAL REIT - 1.8%
2,978	Camden Property Trust	322,637
5,408	Equity LifeStyle Properties, Inc.	363,201
5,193	Equity Residential	328,250
1,250	Essex Property Trust, Inc.	318,888
11,794	Invitation Homes, Inc.	310,654
2,357	Mid-America Apartment Communities, Inc.	315,508
2,628	Sun Communities, Inc.	358,617
8,915	UDR, Inc.	334,313
		2,652,068

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RETAIL - CONSUMER STAPLES - 2.2%
20,832	Aeon Company Ltd.	$297,009
6,017	Alimentation Couche-Tard, Inc.	365,167
26,275	BIM Birlesik Magazalar A/S	399,196
102,777	Cencosud S.A.	321,194
2,428	Dollar General Corporation	379,351
13,836	Jeronimo Martins SGPS S.A.	364,097
46,251	President Chain Store Corporation	328,711
27,760	SM Investments Corporation	339,241
4,114	Sprouts Farmers Market, Inc.(a)	303,901
		3,097,867
	RETAIL - DISCRETIONARY - 0.9%
97	AutoZone, Inc.(a)	364,292
3,196	Builders FirstSource, Inc.(a)	333,311
2,659	Genuine Parts Company	317,112
3,605	O’Reilly Automotive, Inc.(a)	338,437
		1,353,152
	RETAIL REIT - 1.0%
12,501	Brixmor Property Group, Inc.	378,405
3,239	Federal Realty Investment Trust	352,306
4,738	Regency Centers Corporation	374,302
1,765	Simon Property Group, Inc.	359,795
		1,464,808
	SELF-STORAGE REIT - 0.5%
2,507	Extra Space Storage, Inc.	378,631
1,263	Public Storage	387,817
		766,448
	SEMICONDUCTORS - 4.8%
2,628	Advantest Corporation	451,841
943	Broadcom, Inc.	301,336
1,071	Disco Corporation	517,789
3,804	Entegris, Inc.	503,840
7,437	Infineon Technologies A.G.	402,885
265	KLA Corporation	404,006
4,422	Lattice Semiconductor Corporation(a)	422,832

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 4.8% (Continued)
3,801	Marvell Technology, Inc.	$310,504
5,099	Microchip Technology, Inc.	380,589
357	Monolithic Power Systems, Inc.	407,958
1,499	NXP Semiconductors N.V.	340,288
6,080	ON Semiconductor Corporation(a)	404,198
1,899	QUALCOMM, Inc.	270,342
24,113	Renesas Electronics Corporation	458,435
5,116	Skyworks Solutions, Inc.	304,811
12,496	STMicroelectronics N.V.	419,685
1,677	Teradyne, Inc.	536,689
		6,838,028
	SOFTWARE - 3.7%
3,749	Akamai Technologies, Inc.(a)	368,863
1,400	Appfolio, Inc., Class A(a)	248,864
8,526	Bentley Systems, Inc., Class B	311,625
1,759	Check Point Software Technologies Ltd.(a)	267,491
2,601	CommVault Systems, Inc.(a)	221,293
135	Constellation Software, Inc.	249,479
11,755	Dassault Systemes S.E.	257,779
2,399	Datadog, Inc., Class A(a)	268,592
4,106	Fortinet, Inc.(a)	324,497
1,887	Manhattan Associates, Inc.(a)	255,556
6,347	Nutanix, Inc., A(a)	242,963
4,470	Procore Technologies, Inc.(a)	246,029
733	Roper Technologies, Inc.	256,352
9,165	Samsara, Inc., Class A(a)	264,869
1,485	Snowflake, Inc., Class A(a)	250,089
3,726	SS&C Technologies Holdings, Inc.	280,531
720	Tyler Technologies, Inc.(a)	255,377
1,468	Veeva Systems, Inc., Class A(a)	267,191
7,264	WiseTech Global Ltd.	245,787
1,450	Zscaler, Inc.(a)	213,136
		5,296,363

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SPECIALTY FINANCE - 0.2%
74,609	UWM Holdings Corporation	$329,026

	STEEL - 1.0%
2,001	Nucor Corporation	353,937
1,131	Reliance, Inc.	356,989
1,928	Steel Dynamics, Inc.	372,355
7,427	voestalpine A.G.	426,180
		1,509,461
	TECHNOLOGY HARDWARE - 2.2%
2,490	Arista Networks, Inc.(a)	332,415
1,384	Ciena Corporation(a)	482,601
1,608	Garmin Ltd.	406,551
1,424	Jabil, Inc.	377,346
4,865	Pure Storage, Inc., Class A(a)	312,430
11,122	Super Micro Computer, Inc.(a)	360,242
1,873	Western Digital Corporation	523,877
70,320	Wistron Corporation	304,794
		3,100,256
	TECHNOLOGY SERVICES - 2.3%
4,058	Amdocs Ltd.	283,248
4,860	CoStar Group, Inc.(a)	216,902
14,953	Edenred S.E.	346,470
1,598	EPAM Systems, Inc.(a)	225,318
1,494	Equifax, Inc.	312,186
189	Fair Isaac Corporation(a)	266,369
6,990	Genpact Ltd.	277,643
1,787	Jack Henry & Associates, Inc.	290,316
566	MSCI, Inc.	323,656
2,908	Paychex, Inc.	272,334
1,470	Verisk Analytics, Inc.	305,128
3,146	Wolters Kluwer N.V.	253,272
		3,372,842
	TELECOMMUNICATIONS - 0.6%
32,441	MTN Group Ltd.	422,906

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TELECOMMUNICATIONS - 0.6% (Continued)
92,560	Singapore Telecommunications Ltd.	$368,815
		791,721
	TRANSPORTATION & LOGISTICS - 3.7%
11,775	Aena SME S.A. 144A(b)	371,249
3,305	Canadian National Railway Company	370,892
9,055	CSX Corporation	386,558
1,297	DSV A/S	335,451
12,488	East Japan Railway Company	308,671
284,768	Eva Airways Corporation	344,876
2,197	Expeditors International of Washington, Inc.	318,631
1,681	JB Hunt Transport Services, Inc.	392,362
1,523	Kuehne + Nagel International A.G.	355,303
2,070	Old Dominion Freight Line, Inc.	420,313
13,063	Poste Italiane SpA 144A(b)	351,322
4,516	Ryanair Holdings plc - ADR	304,785
1,709	Ryder System, Inc.	378,646
992	Saia, Inc.(a)	402,147
34,791	Transurban Group	355,091
		5,396,297
	TRANSPORTATION EQUIPMENT - 0.8%
3,334	Allison Transmission Holdings, Inc.	417,751
2,972	PACCAR, Inc.	374,739
1,522	Westinghouse Air Brake Technologies Corporation	401,732
		1,194,222
	WHOLESALE - CONSUMER STAPLES - 0.6%
3,677	Bunge Global S.A.	443,630
26,127	ITOCHU Corporation	379,780
		823,410
	WHOLESALE - DISCRETIONARY - 0.4%
8,349	Copart, Inc.(a)	318,013
1,427	Pool Corporation	324,186
		642,199

	TOTAL COMMON STOCKS (Cost $115,099,463)	142,513,654

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares				Fair Value
	PREFERRED STOCK — 0.2%
	CHEMICALS — 0.2%
4,664	Sociedad Quimica y Minera de Chile S.A., Class B(a) (Cost $186,333)			$356,457

		Expiration Date	Exercise Price
	RIGHT — 0.0%(d)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(d)
1,226	ABIOMED, Inc. - CVR(a)(d)(e) (Cost $0)	12/31/2029	$35	—

	TOTAL INVESTMENTS - 99.3% (Cost $115,285,796)			$142,870,111
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			967,077
	NET ASSETS - 100.0%			$143,837,188

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ASA	- Allmennaksjeselskap

A.Ş.	- Anonim Sirketi

CVR	- Contingent Value Right

GDR	- Global Depositary Receipt

KGaA	- Kommanditgesellschaft auf Aktien

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamloze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026 the total market value of 144A securities is $722,571 or 0.5% of net assets.

(c)	Percentage rounds to less than 0.1%.

(d)	The fair value of this investment is determined using significant unobservable inputs.

(e)	Illiquid security. The total fair value of these securities as of February 28, 2026 was $0, representing 0% of net assets.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Diversification of Assets
Country	Percentage of Net Assets
Common Stocks
United States	47.1%
Japan	4.6%
Canada	4.1%
Switzerland	4.0%
Australia	3.5%
Germany	3.3%
United Kingdom	3.0%
Netherlands	2.2%
France	2.1%
Italy	2.0%
Hong Kong	1.6%
Finland	1.5%
Denmark	1.3%
Spain	1.3%
Austria	1.3%
Korea (Republic Of)	1.2%
Brazil	1.1%
South Africa	1.1%
Norway	1.1%
Indonesia	0.9%
Taiwan Province Of China	0.9%
Thailand	0.9%
Belgium	0.9%
Ireland	0.8%
Sweden	0.8%
Poland	0.8%
Singapore	0.8%
Philippines	0.7%
Hungary	0.5%
Mexico	0.5%
Portugal	0.5%
Bermuda	0.5%
Israel	0.4%
Chile	0.4%
Curaçao	0.3%
Turkey	0.3%
New Zealand	0.2%
India	0.2%
Cayman Islands	0.2%
Guernsey	0.2%
Total Common Stocks	99.1%
Preferred Stock
Chile	0.2%
Total Preferred Stock	0.2%
Other Assets In Excess Of Liabilities	0.7%
Total Net Assets	100.0%